Going Concern (Detail Narrativel) (USD $)	3 Months Ended		12 Months Ended	48 Months Ended	50 Months Ended
	Jul. 31, 2013	Jul. 31, 2012	Apr. 30, 2013	Apr. 30, 2013	Jul. 31, 2013	Apr. 30, 2012	Nov. 30, 2011 CEO [Member]
Revenues			$ 0	$ 0
Net Loss	12,131	18,360	42,102	86,653	98,784
Working capital deficit	21,120		16,467	16,467	21,120
Stockholders' Deficiency	(97,524)		(85,393)	(85,393)	(97,524)	(43,291)
Maximum borrowing capacity	126,275		126,275	126,275	126,275
Ownership interest							33.00%
Outstanding amout	$ 76,404		$ 68,926	$ 68,926	$ 76,404	$ 33,133